Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	US VR Global.com Inc.
Entity Central Index Key	0001265848
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-1 of US VR Global.com Inc. (the “Company”), which was filed with the Securities and Exchange Commission (the “Commission”) on April 19, 2018 (the “Original Filing”) is being filed for the purpose of removing a reference to a third party’s research and analysis that was included in the Original Filing. Except as set forth herein, the Company has not updated its disclosures contained in the Original Filing.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	BGHC